Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Measurements

3. Fair Value Measurements

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The carrying value of cash and cash equivalents, accounts receivable, accounts payable, other current liabilities and short-term debt approximate their fair value because of the short term maturity of these instruments.

The Company uses derivative financial instruments, “derivatives”, as part of its debt management to mitigate the market risk that occurs from its exposure to changes in interest and foreign exchange rates. The Company does not enter into derivatives for trading or other speculative purposes. The Company’s use of derivatives is in accordance with the strategies contained in the Company’s overall financial policy. The derivatives outstanding at December 31, 2014 were foreign exchange swaps. All swaps principally match the terms and maturity of the underlying debt and no swaps have a maturity beyond six months. All derivatives are recognized in the consolidated financial statements at fair value. Certain derivatives are from time to time designated either as fair value hedges or cash flow hedges in line with the hedge accounting criteria. For certain other derivatives hedge accounting is not applied either because non-hedge accounting treatment creates the same accounting result or the hedge does not meet the hedge accounting requirements, although entered into applying the same rationale concerning mitigating market risk that occurs from changes in interest and foreign exchange rates.

When a hedge is classified as a fair value hedge, the change in the fair value of the hedge is recognized in the Consolidated Statements of Net Income along with the off-setting change in the fair value of the hedged item. When a hedge is classified as a cash flow hedge, any change in the fair value of the hedge is initially recorded in equity as a component of Other Comprehensive Income (OCI) and reclassified into the Consolidated Statements of Net Income when the hedge transaction affects net earnings.

The Company records derivatives at fair value. Any gains and losses on derivatives recorded at fair value are reflected in the Consolidated Statements of Net Income with the exception of cash flow hedges where an immaterial portion of the fair value is reflected in OCI. The degree of judgment utilized in measuring the fair value of the instruments generally correlates to the level of pricing observability. Pricing observability is impacted by a number of factors, including the type of asset or liability, whether the asset or liability has an established market and the characteristics specific to the transaction. Derivatives with readily active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of pricing observability and a lesser degree of judgment utilized in measuring fair value. Conversely, assets rarely traded or not quoted will generally have less, or no, pricing observability and a higher degree of judgment utilized in measuring fair value.

Under existing GAAP, there is a disclosure framework hierarchy associated with the level of pricing observability utilized in measuring assets and liabilities at fair value. The three broad levels defined by the hierarchy are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level 2 – Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities include items for which quoted prices are available but traded less frequently, and items that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level 3 – Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

The Company’s derivatives are all classified as Level 2 and there have been no transfers during this or comparable periods.

The table below presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and December 31, 2013. The carrying value is the same as the fair value. Although the Company is party to close-out netting agreements (ISDA agreements) with all derivative counterparties, the fair values in the tables below and in the Consolidated Balance Sheets at December 31, 2014 and 2013, have been presented on a gross basis. The net amounts subject to netting agreements that the Company choose not to offset are presented in footnotes. According to the close-out netting agreements, transaction amounts payable to a counterparty on the same date and in the same currency can be netted.

	DECEMBER 31, 2014						DECEMBER 31, 2013
			Fair Value Measurements						Fair Value Measurements
DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS	Nominal volume		Derivative asset (Other current assets)		Derivative liability (Other current liabilities)		Nominal volume		Derivative asset (Other current assets)		Derivative liability (Other current liabilities)
Foreign exchange swaps, less than 6 months	$459.1	1)	$1.3	2)	$0.4	3)	$504.1	4)	$1.7	5)	$2.8	6)

TOTAL	$459.1		$1.3		$0.4		$504.1		$1.7		$2.8

1)	Net nominal amount after deducting for offsetting swaps under ISDA agreements is $390.9 million.
2)	Net amount after deducting for offsetting swaps under ISDA agreements is $1.3 million.
3)	Net amount after deducting for offsetting swaps under ISDA agreements is $0.4 million.
4)	Net nominal amount after deducting for offsetting swaps under ISDA agreements is $425.4 million.
5)	Net amount after deducting for offsetting swaps under ISDA agreements is $1.5 million.
6)	Net amount after deducting for offsetting swaps under ISDA agreements is $2.6 million.

DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS

There were no derivatives designated as hedging instruments outstanding as of December 31, 2014 and December 31, 2013. During 2014 there were no derivatives designated as hedging instruments. During the first quarter of 2013 the Company closed a $60 million interest rate swap which was designated as a hedging instrument. For 2013 the gains and losses recognized in other non-operating items, net were immaterial. For 2013 the Company recognized a loss of $1.3 million as interest expense related to this closed interest rate swap. The hedged item related to the closed interest rate swap consists of a $60 million debt note which matures in 2019. The fair value related to this note declined by $1.3 million decreasing interest expense and thus fully offsetting the loss related to the hedging instrument.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

All amounts recognized in the Consolidated Statements of Net Income related to derivatives, not designated as hedging instruments, relate to economic hedges and thus have been materially off-set by an opposite Consolidated Statements of Net Income effect of the related financial liabilities or financial assets. The derivatives not designated as hedging instruments outstanding at December 31, 2014 were foreign exchange swaps. For 2014 the gains and losses recognized in other non-operating items, net were a gain of $2.0 million for derivative instruments not designated as hedging instruments. For 2013 the Company recognized a loss of $1.1 million in other non-operating items, net for derivative instruments not designated as hedging instruments. For 2014 and 2013, the gains and losses recognized as interest expense were immaterial.

FAIR VALUE OF DEBT

The fair value of long-term debt is determined either from quoted market prices as provided by participants in the secondary market or for long-term debt without quoted market prices, estimated using a discounted cash flow method based on the Company’s current borrowing rates for similar types of financing. The fair value of derivatives is estimated using a discounted cash flow method based on quoted market prices. The fair value and carrying value of debt is summarized in the table below. The Company has determined that each of these fair value measurements of debt reside within Level 2 of the fair value hierarchy. The discount rates for all derivative contracts are based on bank deposit or swap interest rates. Credit risk has been considered when determining the discount rates used for the derivative contracts.

	DECEMBER 31, 2014 CARRYING VALUE1)	DECEMBER 31, 2014 FAIR VALUE	DECEMBER 31, 2013 CARRYING VALUE1)	DECEMBER 31, 2013 FAIR VALUE
LONG-TERM DEBT
U.S. Private placement	$1,424.2	$1,510.2	$177.6	$187.7
Medium-term notes	83.2	86.3	99.9	100.5
Other long-term debt	13.8	13.8	1.6	1.6

TOTAL	$1,521.2	$1,610.3	$279.1	$289.8

SHORT-TERM DEBT
Overdrafts and other short-term debt	$57.8	$57.8	$65.6	$65.6
Short-term portion of long-term debt	21.8	21.8	167.2	172.6
Notes2)	—	—	106.6	107.6

TOTAL	$79.6	$79.6	$339.4	$345.8

1)	Debt as reported in balance sheet.
2)	Notes issued as part of the equity units offering were remarketed in April 2012, and matured on April 30, 2014. The notes were repaid and are no longer outstanding.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

In addition to assets and liabilities that are measured at fair value on a recurring basis, the Company also has assets and liabilities in its balance sheet that are measured at fair value on a non-recurring basis. Assets and liabilities that are measured at fair value on a non-recurring basis include long-lived assets, including investments in affiliates, and restructuring liabilities (see Note 10).

The Company has determined that the fair value measurements included in each of these assets and liabilities rely primarily on Company-specific inputs and the Company’s assumptions about the use of the assets and settlements of liabilities, as observable inputs are not available. The Company has determined that each of these fair value measurements reside within Level 3 of the fair value hierarchy. To determine the fair value of long-lived assets, the Company utilizes the projected cash flows expected to be generated by the long-lived assets, then discounts the future cash flows over the expected life of the long-lived assets. For restructuring obligations, the amount recorded represents the fair value of the payments expected to be made, and such provisions are discounted if the payments are expected to extend beyond one year.

As of December 31, 2014, the Company had $79.8 million of restructuring reserves which were measured at fair value upon initial recognition of the associated liability (see Note 10). For 2014 the Company did not record any impairment charges on its long-lived assets.